Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity

NOTE 3 - EQUITY:

a.

During the nine months ended September 30, 2020, the Company issued a total of 270,000 shares of its common stock in connection with the exercise of 270,000 Pre-Funded Warrants issued in September 2019. As of September 30, 2020, there are no outstanding Pre-Funded Warrants issued in September 2019.

b.

On June 5, 2020, the Company closed an underwritten public offering of (i) 7,635,800 units (“Units”), with each Unit being comprised of one share of the Company’s common stock, par value $0.0001 per share, and one Series F warrant (a “Series F Warrant”) to purchase one share of common stock, and (ii) 14,586,400 pre-funded units (the “Pre-Funded Units”), with each Pre-Funded Unit being comprised of one pre-funded warrant (a “Pre-Funded Warrant”) to purchase one share of common stock and one Series F Warrant. In connection with this public offering, the underwriter exercised its over-allotment option in full and purchased an additional 3,333,300 shares of common stock and 3,333,300 Series F Warrants. The offering price to the public was $0.45 per Unit and $0.449 per Pre-Funded Unit. The net proceeds to the Company from the offering and the exercise of the underwriter’s over-allotment option were approximately $10.7 million, after deducting underwriting discounts and commissions and payment of other estimated expenses associated with the offering, but excluding the proceeds, if any, from the exercise of Series F Warrants and the Pre-Funded Warrants sold in the offering.

The Series F Warrants included in the Common Units and the Pre-Funded Units are immediately exercisable at a price of $0.495 per share of common stock, subject to adjustment in certain circumstances, and expire June 2, 2025. The shares of common stock, or Pre-Funded Warrants in the case of the Pre-Funded Units, and the Series F Warrants were offered together, but the securities contained in the Common Units and the Pre-Funded Units were issued separately. During the nine months ended September 30, 2020, 2,866,600 Series F Warrants were converted into 2,866,600 shares of common stock. The net proceeds to the Company from exercise of the Series F Warrants were approximately $1.4 million.

During the nine months ended September 30, 2020, the Company issued a total of 14,586,400 shares of common stock in connection with the exercise of all outstanding Pre-Funded Warrants issued in June 2020.

Pursuant to the full ratchet anti-dilution adjustment provisions in the respective certificate of designation for the Company’s Series B Convertible Preferred Stock and Series C Preferred Stock, the conversion price of the outstanding shares of the Series B Convertible Preferred Stock and the Series C Preferred Stock was reduced to $0.45 per share, effective as of the date of the underwriting agreement entered for the June 2020 Offering, and the number of shares of common stock issuable upon conversion of the Series B Preferred Stock and the Series C Preferred Stock had increased as follows:

● An aggregate of 1,665,414 additional shares of common stock upon conversion of the Series B Preferred Stock and as payment of the dividends thereunder in common stock, based on 17,303 shares of Series B Preferred Stock outstanding as of June 2, 2020.

● An aggregate of 283,285 additional shares of common stock upon conversion of the Series C Preferred Stock, based on 26,558 shares of Series C Preferred Stock outstanding as of June 2, 2020.

For the purpose of calculating basic net loss per share, the additional shares of common stock that are issuable upon exercise of the Pre-funded Warrants have been included since the shares are issuable for a negligible consideration, as determined by the Company according to ASC 260-10-45-13, and have no vesting or other contingencies associated with them. The Company has also concluded that the series F warrants are classified as equity, since the warrants meet all criteria for equity classification.

c.	During the nine months ended September 30, 2020, 32,027 shares of Series C Convertible Preferred Stock were converted into 372,173 shares of common stock.

d.	During June 2020, the placement agent from the July 2016 Offering exercised its unit purchase option to purchase 1,976 units and received 1,976 shares of Series B Convertible Preferred Stock and 5 Series A warrants to purchase common stock. The placement agent subsequently converted its Series B Convertible Preferred Stock and received an aggregate of 253,587 shares of common stock. The Company received $81,510 from the placement agent for the exercise of the unit purchase option. As of September 30, 2020, there are no unit purchase options issued in July 2016.

e.	During the three months ended September 30, 2020, the Company sold 593,102 shares of its common stock pursuant to its at-the-market (ATM) issuance sales agreement with MLV & Co. LLC. These sales resulted in net proceeds to the Company of approximately $158 thousand.

f.

On August 31, 2020 the Company granted to employees and directors options to purchase a total of 1,094,594 shares of the Company’s common stock. The options have an exercise prices of $0.39 per share, which was the fair market value of the Company’s common stock on the date of the grant. The options are subject to a three-year vesting period, with one-third of such awards vesting each year.

In calculating the fair value of the above options the Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6.5 years; expected volatility of 127.71%-136.66%; and risk-free interest rate of 0.32%-0.42%.

The fair value of the above options, using the Black-Scholes option-pricing model, was approximately $382 thousand.

g.

On August 31, 2020, the Company granted 2,108,516 restricted shares of the Company’s common stock to employees and directors. The shares are subject to a three-year vesting period, with one-third of such awards vesting each year.

The fair value of the above restricted shares was approximately $822 thousand.

h.

On August 31, 2020, the Company granted 1,175,287 restricted share units of the Company’s common stock to the chief executive officer. The shares are subject to a three-year vesting period, with one-third of such awards vesting each year.

The fair value of the above restricted shares was approximately $458 thousand

i.	As of September 30, 2020, the number of preferred shares and the amount each class is convertible into is below:

	Number of Preferred Stock	Number of underlying Common stock
Series B Convertible Preferred Stock	17,303	2,220,552	*
Series C Convertible Preferred Stock	2,343	33,322
Total		2,253,874

* Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company’s discretion, but excluding effect of future conversion price adjustment, if any.

As of September 30, 2020, the Company has outstanding warrants to purchase an aggregate of 26,705,502 shares of common stock as follows:

	Number of underlying Common stock	Weighted average exercise price
Series A Warrants	1,107	$8,750.00
Series B Warrants	2,448	$3,500.00
Series D Warrants	766,698	$15.00
Series E Warrants	2,972,221	$1.80
Series F Warrants	22,688,900	$0.50
Underwriter Warrants	274,029	$0.50
Other warrants	99	$21,993.00

Total Warrants	26,705,502	$1.82

As of September 30, 2020, the Company had 155,000,000 authorized shares of capital stock, par value $0.0001 per share, of which 150,000,000 are shares of common stock and 5,000,000 are shares of “blank check” preferred stock.

In January 2020, the Company granted its new chief executive officer and president 182,381 restricted stock units and stock options to purchase 60,794 shares of common stock at $1.10 per share. The restricted stock units and options are subject to a three-year vesting period, with one-third of such awards vesting each year.

The fair value of the restricted stock units was approximately $0.2 million.

NOTE 8 - EQUITY

a.	Share capital

The Company’s common stock are listed on the NYSE American.

On February 7, 2018, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a one-for-thirty-five reverse stock split of its common stock, par value $0.0001 per share, effective as of February 7, 2018, which decreased the number of issued and outstanding shares of common stock and restricted stock as of December 31, 2017 from 1.5 million shares to 30 thousand shares (adjusted to 2019 Reverse Split).

On March 27, 2019, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a one-for-fifty reverse stock split of its common stock, par value $0.0001 per share, effective as of March 29, 2019, which decreased the number of issued and outstanding shares of common stock and restricted stock as of December 31, 2018 from 38.4 million shares to 769 thousand shares.

All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

Status of Share Capital as of December 31, 2019

During 2018, the Company made multiple transactions related to the capital structure. Following either redemption or conversion of the company’s preferred stock, as of December 31, 2019, the Company has 17,303 shares of Series B Convertible Preferred Stock outstanding (convertible into 555,138 shares of common stock) out of 442,424 shares originally issued, 34,370 shares of Series C Convertible Preferred Stock outstanding (convertible into 122,204 shares of common stock) out of 1,069,822 shares originally issued and no Series D Convertible Preferred Stock outstanding. The respective certificate of designation for our Series B Convertible Preferred Stock and Series C Convertible Preferred Stock contains a full ratchet anti-dilution price protection to be triggered upon issuance of equity or equity-linked securities at an effective common stock purchase price of less than the conversion price in effect, so the number of shares of common stock issuable upon conversion of the Series B or C Convertible Preferred Stock could increase if another equity financing is completed at a price lower than the current conversion price of $1.80 per share.

Series D Convertible Preferred Stock and amendments to existing preferred stock through December 31, 2017 in connection with the Series D Private Placement

On December 1, 2017, as part of a planned recapitalization, the Company sold shares of Series D Convertible Preferred Stock (“Series D Preferred Stock”) to an institutional investor (“Series D Investor”) in a private placement pursuant to a securities purchase agreement (the “SPA”), dated November 28, 2017, for aggregate gross proceeds of $750,000. The SPA contained a “most favored nation” provision, which provided that, until the Company consummates a “Qualified Offering”, in the event the Company undertakes, or enter into any agreement to undertake, the issuance and sale of common stock and/or common stock equivalents to third party investors for cash (a “Subsequent Financing”), the Series D Investor may elect, in its sole discretion, to exchange all or some of the Series D Preferred Stock then held by such investor for any securities or units issued in such Subsequent Financing on a $1.00 per stated value for $1.00 new subscription amount basis (the “Series D Exchange Right”). The surrender of Series D Preferred Stock was to be in lieu of any cash subscription amount required for the participation in such Subsequent Financing. The Series D Investor also had the option to exchange their Series D Preferred Stock into the securities issued in a Qualified Offering upon consummation of a Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis.

The Company also agreed to use 12.5% of the proceeds from any subsequent offering of the Company’s securities to redeem the outstanding shares of Series B Convertible Preferred Stock owned by the Series D Investor until such time that the Company has redeemed, in the aggregate, at least $1 million of Series B Convertible Preferred Stock, up to $1.5 million of stated value of Series B Convertible Preferred Stock (“Redemption Obligation of Series B”).

In addition, in accordance with the original SPA, the certificate of designation for the Series B Convertible Preferred Stock was amended in December 2017 to provide for an automatic exchange of each share of Series B Convertible Preferred Stock upon the consummation of a Qualified Offering subject to the beneficial ownership limitation.

Furthermore, the original SPA provided that, upon the consummation of a Qualified Offering, the shares of Series C Convertible Preferred Stock owned by the Series D Investor would be automatically exchanged into the securities sold by the Company in a Qualified Offering upon the terms set forth in the Agreement. However, under the rules of the NYSE American, the Company was required to obtain shareholder approval for the exchange by such purchaser of any securities in the Qualified Offering that represent 20% or more of the Company’s total shares of common stock outstanding immediately prior to such offering.

As of the date of the SPA, the Company analyzed the classification of the Redemption Obligation of Series B of the Company regarding the Series B Convertible Preferred Stock as agreed upon in the SPA. Based on ASC 480-10-S99 the Company determined that, as of the date of the SPA, since the Redemption Obligation of Series B was outside of its control, the Series B Convertible Preferred Stock was considered as contingently redeemable upon the occurrence of an event that is outside of its control and should be classified as a mezzanine equity. The Company determined that, as of the date of the SPA, Subsequent Financing and the related payment of Redemption Obligation of Series B was considered to be outside of the Company’s control. Accordingly, as of the date of the SPA, the redemption amount net of the embedded derivative (as described below), which amounts to $934,000, was classified as “Redeemable Preferred Shares” in the Consolidated Balance Sheet.

In addition, as of the date of the SPA, the Company analyzed whether the conversion feature embedded in the shares of the Series B Convertible Preferred Stock subject to the Redemption Obligation of Series B should be bifurcated. As certain shares of the Series B Convertible Preferred Stock was contingently redeemable as of the date of the SPA, the host contract was determined to be akin to debt, and the other criteria under ASC 815-15-25-1 were met, an embedded derivative was separated from the host contract and accounted for as a derivative instrument pursuant to Subtopic 815-10. As of the date of the SPA, the embedded derivative was valued at $66,000.

Placement Agent Unit Purchase Option Exercise and Series B Convertible Preferred Stock Conversion

During January and February 2018, the placement agent from the public offering that closed in July 2016 exercised its unit purchase option to purchase 13,508 units and received 13,508 shares of Series B Preferred Stock and Series A warrants to purchase 31 shares of common stock. The placement agent subsequently converted its Series B Preferred Stock and received an aggregate of 2,229 shares of common stock. We received an aggregate of $557,205 from the placement agent for the exercise of the unit purchase option.

Series D Amendments and 2018 Equity Offerings

On February 21, 2018, the SPA was amended (“February 2018 SPA amendment”) to require the Company (i) to use 15% of the proceeds from any subsequent offering of the Company’s securities that is not a Qualified Offering to redeem the outstanding shares of the Series C Convertible Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock, and (ii) upon closing of any subsequent offering that is a Qualified Offering, to exchange all remaining outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor for any securities issued in such Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis (subject to the beneficial ownership limitation set forth in the certificate of designation for the Series C Convertible Preferred Stock). The February 2018 SPA amendment provided that in the event that the Company fails, or is unable, to issue securities issued in the Qualified Offering to the Series D Investor in exchange for such investor’s remaining Series C Convertible Preferred Stock due to limitations mandated by the NYSE American, the Securities and Exchange Commission, or for any other reason, the Company would be required to offer to purchase from such investor those shares of Series C Convertible Preferred Stock not exchanged for the securities sold in the Qualified Offering at a per share purchase price equal to the stated value of Series C Convertible Preferred Stock. This requirement to purchase from the Series D Investor those shares of Series C Convertible Preferred Stock not exchanged for the securities sold in the Qualified Offering at a per share purchase price equal to the stated value of Series C Convertible Preferred Stock in case of a Qualified Offering, and the requirement to use 15% of the proceeds from any subsequent offering of the Company’s securities that is not a Qualified Offering to redeem the outstanding shares of the Series C Convertible Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock are referred to as “Redemption Obligation of Series C.”

For accounting purposes, as of the effective date of the February 2018 SPA amendment, the Company analyzed the classification of the Series C Convertible Preferred Stock in light of the Redemption Obligation of Series C regarding such preferred stock held by the Series D Investor, as agreed upon in the February 2018 SPA amendment. Based on ASC 480-10-S99 the Company determined that since the Redemption Obligation of Series C may occur upon contingent events, such as subsequent financing transactions not meeting the threshold for a Qualified Offering, that are not solely within the Company’s control, as of the effective date of the February 2018 SPA amendment the Series C Convertible Preferred Stock was considered as contingently redeemable and should be classified outside of permanent equity, within mezzanine equity.

In addition, as of the effective date of the February 2018 SPA amendment, the Company analyzed whether the conversion feature embedded in the shares of the Series C Convertible Preferred Stock subject to the Redemption Obligation of Series C should be bifurcated. As certain shares of the Series C Convertible Preferred Stock were contingently redeemable, as of the effective date of the February 2018 SPA amendment, the host contract was determined to be akin to debt, and the conversion feature not clearly and closely to the debt host given the anti-dilution protection included in the terms of these Series C Convertible Preferred Stock. Consequently, an embedded derivative was separated from the host contract and accounted for as a derivative instrument pursuant to Subtopic 815-10.

As of the effective date of the February 2018 SPA amendment, the Company classified an amount of $3,200,000 from permanent equity to “Redeemable Preferred Shares” and “Derivative Liability” in an amount of $2,580,000 and $620,000, respectively.

The Company values Level 3 derivative liability using an internally developed valuation model, whose inputs include potential equity transactions probability of completing successful fund raising during the relevant period and stock prices.

On February 26, 2018, the Company and the Series D Investor entered into a waiver agreement (the “Waiver Agreement”) which provided that (i) the Series D Exchange Right, which was provided by the original SPA, would not be applicable to an offering of up to $7,000,000 which occurred no later than March 9, 2018, (ii) the Company shall reduce the conversion price of the Series D Preferred Stock to the public offering price of our common stock in such offering, and (iii) instead of using 15% of the proceeds from such offering to redeem shares of Series C Convertible Preferred Stock held by the Series D Investor, which was provided by the February 2018 SPA amendment, the Company was required to use 15% of the proceeds from such offering to redeem a portion of the outstanding shares of Series D Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series D Preferred Stock.

On March 1, 2018, the Company closed an underwritten public offering of 20,000 shares (the “March 2018 Offering”) of the Company’s common stock. The offering price to the public of the shares sold at the March 2018 Offering was $150.00 per share. The Company received gross proceeds of $3.0 million from the offering, before deducting underwriter commissions and discounts and other fees and expenses payable by the Company. In connection with the March 2018 Offering, the Company issued to the underwriter warrants to purchase up to 1,200 shares of common stock, or 6% of the number of shares of common stock sold in the March 2018 Offering (the “March Underwriter Warrants”). The March Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending February 27, 2023, at a price per share equal to $187.50 (125% of the offering price to the public per share).

Pursuant to the SPA, as amended by February 2018 SPA amendment and the Waiver Agreement, following the closing of the offering on March 1, 2018, the Company used $450,000 (representing 15% of the gross proceeds from the March 2018 Offering) to purchase from the Series D Investor 450 shares of the Series D Preferred Stock at a per share purchase price equal to the stated value of the Series D Preferred Stock.

As a result of the March 2018 Offering, the respective conversion price for each of the Series B Convertible Preferred Stock, the Series C Convertible Preferred Stock and the Series D Preferred Stock was reduced to $150.00 per share, and the number of shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock, the Series C Convertible Preferred Stock and the Series D Preferred Stock had increased as follows:

●	an aggregate of 3,807 additional shares of common stock upon conversion of the Series B Convertible Preferred Stock and as payment of the dividends thereunder in common stock, based on 17,303 shares of Series B Convertible Preferred Stock outstanding as of March 1, 2018.
●	an aggregate of 18,082 additional shares of common stock upon conversion of the Series C Convertible Preferred Stock, based on 741,651 shares of Series C Convertible Preferred Stock outstanding as of March 1, 2018.
●	an aggregate of 2,857 additional shares of common stock upon conversion of the Series D Preferred Stock, based on 750 shares of Series D Preferred Stock outstanding as of March 1, 2018.

For accounting purposes, as of the closing of the March 2018 Offering, the Company analyzed whether the change in the conversion price of the Series D Preferred Stock constitutes an extinguishment for accounting purposes, by comparing the fair value of the Series D Preferred Stock immediately before and after such change in terms. Since the fair value increased substantially, i.e by more than 10%, the change in terms was accounted for as an extinguishment. As a result, the difference between the fair value of the Series D Preferred Stock immediately after the change in term (the reduction of the conversion price from $350.00 per share to $150.00 per share, pursuant to the SPA, as amended by February 2018 SPA amendment and the Waiver Agreement) and the carrying amount immediately before such change, in the amount of $49,000, was added to the basic loss per share attributable to the Company’s common stockholders.

On March 28, 2018, the Company and the Series D Investor entered into the second waiver agreement (the “Second Waiver Agreement”) which provided that (i) the Series D Exchange Right, which was provided by the original SPA, would not be applicable to a subsequent financing consisting solely of shares of common stock, which shall be publicly registered on Form S-3 for gross proceeds to us of up to $5,000,000, to be consummated by not later than April 3, 2018 (the “Planned April 2018 Offering”), (ii) the Company’s obligation to use 15% of the proceeds from any subsequent offering of our securities that is not a Qualified Offering to redeem the outstanding shares of the Series C Convertible Preferred Stock held by the Series D Investor, which was provided by the February 2018 SPA amendment, would not be applicable to the Planned April 2018 Offering, (iii) the Company shall reduce the conversion price of the Series D Preferred Stock to the public offering price of our common stock sold in the Planned April 2018 Offering, and (iv) the Company shall use $300,000 of the proceeds from the Planned April 2018 Offering to redeem outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock.

On April 2, 2018, the Company closed an underwritten public offering of 57,143 shares (the “April 2018 Offering”) of the Company’s common stock at the offering price to the public of $87.50 per share. The Company received gross proceeds of $5.0 million from the offering, before deducting underwriter discounts and commissions and other fees and expenses payable by the Company.

In connection with the April 2018 Offering, the Company issued to the underwriter warrants to purchase up to 3,429 shares of common stock, or 6% of the number of shares of common stock sold in the April 2018 Offering (the “April Underwriter Warrants”). The April Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending March 28, 2023, at a price per share equal to $109.38 (125% of the offering price to the public in the April 2018 Offering).

Pursuant to the SPA, as amended by the February 2018 SPA amendment, the Waiver Agreement and the Second Waiver Agreement, following the closing of the April 2018 Offering, the Company used $300,000 of the net proceeds of the offering to purchase from the Series D Investor 46,875 shares of the Series C Convertible Preferred Stock at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock.

As a result of the April 2018 Offering, the conversion price of the outstanding shares of Series D Preferred Stock was reduced to $87.50 pursuant to the Second Waiver Agreement, and the number of shares of common stock issuable upon conversion of the Series D Preferred Stock increased by an aggregate of 1,429 additional shares of common stock, based on 300 shares of Series D Preferred Stock outstanding as of April 2, 2018.

For accounting purposes, as of the closing of the April 2018 Offering, the Company analyzed whether the change in the conversion price of the Series D Preferred Stock constituted an extinguishment for accounting purposes, by comparing the fair value of the Series D Preferred Stock immediately before and after such change in terms. Since the fair value increased substantially, i.e by more than 10%, the change in terms was accounted for as an extinguishment. As a result, the difference between the fair value of the Series D Preferred Stock immediately after the change in term (the further reduction of the conversion price from $150.00 per share to $87.50 per share, pursuant to the SPA, as amended by February 2018 SPA amendment, the Waiver Agreement and the Second Waiver Agreement) and the carrying amount immediately before such change, in the amount of $32,000, was subtracted from the basic loss per share attributable to the Company’s common stockholders.

As of March 28, 2018, the date of the underwriting agreement for the April 2018 Offering, the respective conversion price of the outstanding shares of Series B Convertible Preferred Stock and Series C Convertible Preferred Stock was reduced to $87.50 pursuant to the anti-dilution adjustment provisions of the Series B Convertible Preferred Stock and of the Series C Convertible Preferred Stock, and the number of shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock and the Series C Convertible Preferred Stock had increased as follows:

●	an aggregate of 4,759 additional shares of common stock upon conversion of the Series B Convertible Preferred Stock and as payment of the dividends thereunder in common stock, based on 17,303 shares of Series B Convertible Preferred Stock outstanding as of March 28, 2018.
●	an aggregate of 13,766 additional shares of common stock upon conversion of the Series C Convertible Preferred Stock, based on 451,695 shares of Series C Convertible Preferred Stock outstanding as of March 28, 2018.

On June 28, 2018, the Company and the Series D Investor entered into a letter agreement (the “Letter Agreement”) which further amended the SPA to provide that, notwithstanding anything to the contrary in the prior agreements, in the event the Company consummates a Qualified Offering in which the Series D Investor and its affiliates invest at least $3 million, (i) instead of an automatic exchange of all outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor into securities issued in a Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis, all outstanding shares of Series C Convertible Preferred Stock held by the Series D Investor will be redeemed at a per share purchase price equal to the stated value of the Series C Convertible Preferred Stock, and (ii) all outstanding shares of Series D Preferred Stock will be redeemed at a per share purchase price equal to the stated value of the Series D Preferred Stock.

On June 29, 2018, the Company entered into an underwriting agreement relating to an underwritten public offering (the “July 2018 Offering”) of (i) 217,029 common units (“Common Units”), with each Common Unit being comprised of one share of the Company’s common stock and one Series D warrant (collectively, the “Series D Warrants”) to purchase one share of common stock and (ii) 449,640 pre-funded units (“Pre-Funded Units”), with each Pre-Funded Unit being comprised of one pre-funded warrant (collectively, the “Pre-Funded Warrants”) to purchase one share of common stock and one Series D Warrant, which closed on July 3, 2018. The offering price to the public was $15.00 per Common Unit and $14.50 per Pre-Funded Unit. The Company also granted the Underwriter a 30-day option to purchase up to an additional 100,000 shares of common stock at a purchase price of $14.50 per share and/or up to 100,000 additional Series D Warrants to purchase 100,000 shares of common stock at a purchase price of $0.50 per Series D Warrant, less the underwriting discounts and commissions of $1.015 per share and $0.035 per Series D Warrant. The Underwriter exercised its option to purchase an additional 100,000 Series D Warrants to purchase 100,000 shares of common stock.

Pursuant to the Letter Agreement, the Company had revised its estimate as of June 30, 2018, of the expected timing of redemption of Series C Convertible Preferred stock to the estimated closing date of the July 2018 Offering (July 3, 2018). As a result, the total of $438,000 (accretion of the redeemable preferred shares) was recorded against Additional paid-in capital and added to basic loss per share attributable to the Company’s common stockholders.

The Series D Warrants included in the Common Units and the Pre-Funded Units are immediately exercisable at a price of $15.00 per share of common stock, subject to adjustment in certain circumstances, and expire five years from the date of issuance.

Each Pre-Funded Warrant contained in a Pre-Funded Unit is exercisable for 0.02 share of our common stock at an exercise price of $0.01 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

Pursuant to the full ratchet anti-dilution adjustment provisions in the respective certificate of designation for the Company’s Series B Convertible Preferred Stock and Series C Convertible Preferred Stock, the conversion price of the outstanding shares of the Series B Convertible Preferred Stock and the Series C Convertible Preferred Stock was reduced to $15.00 per share, effective as of the date of the underwriting agreement entered for the July 2018 Offering, and the number of shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock and the Series C Convertible Preferred Stock had increased as follows:

●	an aggregate of 55,197 additional shares of common stock upon conversion of the Series B Convertible Preferred Stock and as payment of the dividends thereunder in common stock, based on 17,303 shares of Series B Convertible Preferred Stock outstanding as of June 29, 2018.
●	an aggregate of 133,929 additional shares of common stock upon conversion of the Series C Convertible Preferred Stock, based on 378,840 shares of Series C Convertible Preferred Stock outstanding as of June 29, 2018.

On July 2, 2018, the Company filed with the office of the Secretary of State of the State of Delaware a Certificate of Amendment to Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock which removed the provision providing for an automatic exchange of all outstanding shares of Series B Convertible Preferred Stock into securities issued in a Qualified Offering on a $1.00 per stated value for $1.00 new subscription amount basis upon a Qualified Offering.

The Company received gross proceeds of $9.8 million from the July 2018 Offering, before deducting underwriter discounts and commissions and other fees and expenses payable by the Company.

For the purpose of calculating basic net loss per share, the additional shares of common stock that are issuable upon exercise of the Pre-funded Warrants have been included since the shares are issuable for a negligible consideration, as determined by the Company according to ASC 260-10-45-13, and have no vesting or other contingencies associated with them.

Pursuant to the underwriting agreement relating to the July 2018 Offering, the Company, upon closing of the July 2018 Offering, issued to the underwriter warrants to purchase up to 40,000 shares of common stock, or 6% of the aggregate number of shares of common stock sold in the July 2018 Offering (including the number of shares of common stock issuable upon exercise of the Pre-Funded Warrants sold in the July 2018 Offering). The underwriter warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending July 3, 2023, at a price per share equal to $18.75 (125% of the offering price to the public per Common Unit).

Pursuant to the Letter Agreement, on July 3, 2018, upon closing of the July 2018 Offering, which was a Qualified Offering, the Company used $2,264,269 of the net proceeds of the July 2018 Offering to redeem 306,917 shares of Series C Convertible Preferred Stock and 300 shares of Series D Preferred Stock held by the Series D Investor.

On April 8, 2019, the Company closed an underwritten public offering of 486,957 shares of the Company’s common stock at the offering price to the public of $5.00 per share. The Company received net proceeds of approximately $2 million from the offering, after deducting underwriter discounts and commissions and other fees and expenses payable by the Company. In connection with this public offering, on April 12, 2019, the underwriter partially exercised its over-allotment option and purchased an additional 12,393 shares of our common stock at a price to the public of $5.00 per share. The Company received net proceeds of approximately $47,000 from the exercise of the over-allotment option.

In connection with the offering, the Company issued to the underwriter warrants to purchase up to 34,955 shares of common stock, or 7% of the shares sold in the offering, including the shares issued pursuant to the over-allotment option (the “April 2019 Underwriter Warrants”). The April 2019 Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending on April 4, 2024, at an exercise price of $6.25 per share (125% of the offering price to the public per share).

Upon execution of the underwriting agreement, the respective conversion price of the outstanding shares of Series B Convertible Preferred Stock and Series C Convertible Preferred Stock was reduced to $5.00 pursuant to the anti-dilution adjustment provisions of the Series B Convertible Preferred Stock and of the Series C Convertible Preferred Stock, and the number of shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock and the Series C Convertible Preferred Stock had increased as follows:

●	an aggregate of 133,233 additional shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock, including the payment of the cumulative dividends accrued thereunder in common stock, based on 17,303 shares of Series B Convertible Preferred Stock outstanding as of April 4, 2019.
●	an aggregate of 50,708 additional shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock, based on 59,423 shares of Series C Convertible Preferred Stock outstanding as of April 4, 2019.

On September 19, 2019, the Company entered into an underwriting agreement relating to an underwritten public offering (the “September 2019 Offering”) of (i) 539,000 common units (“2019 Common Units”), with each 2019 Common Unit being comprised of one share of the Company’s common stock and one Series E warrant (collectively, the “Series E Warrants”) to purchase one share of common stock and (ii) 2,238,777 pre-funded units (“2019 Pre-Funded Units”), with each 2019 Pre-Funded Unit being comprised of one pre-funded warrant (collectively, the “2019 Pre-Funded Warrants”) to purchase one share of common stock and one Series E Warrant, which closed on September 24, 2019. The offering price to the public was $1.80 per 2019 Common Unit and $1.79 per 2019 Pre-Funded Unit. In connection with this public offering, on September 24, 2019, the underwriter partially exercised its over-allotment option and purchased an additional Series E Warrants to purchase 194,444 shares of common stock at a purchase price of $0.01 per Series E Warrant.

The Series E Warrants included in the 2019 Common Units and the 2019 Pre-Funded Units are immediately exercisable at a price of $1.80 per share of common stock, subject to adjustment in certain circumstances, and expire five years from the date of issuance.

Each 2019 Pre-Funded Warrant contained in a 2019 Pre-Funded Unit is exercisable for one share of our common stock at an exercise price of $0.01 per share. The 2019 Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the 2019 Pre-Funded Warrants are exercised in full.

In connection with the offering, the Company issued to the underwriter warrants to purchase up to 194,444 shares of common stock, or 7% of the shares sold in the offering, including the number of shares of common stock issuable upon exercise of the 2019 Pre-Funded Warrants sold in the offering (the “September 2019 Underwriter Warrants”). The September 2019 Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending on September 19, 2024, at an exercise price of $2.25 per share (125% of the offering price to the public per 2019 Common Unit).

Pursuant to the full ratchet anti-dilution adjustment provisions in the respective certificate of designation for the Company’s Series B Convertible Preferred Stock and Series C Preferred Stock, the conversion price of the outstanding shares of the Series B Convertible Preferred Stock and the Series C Preferred Stock was reduced to $1.80 per share, effective as of the date of the underwriting agreement entered for the September 2019 Offering, and the number of shares of common stock issuable upon conversion of the Series B Preferred Stock and the Series C Preferred Stock had increased as follows:

●	an aggregate of 355,288 additional shares of common stock upon conversion of the Series B Preferred Stock and as payment of the dividends thereunder in common stock, based on 17,303 shares of Series B Preferred Stock outstanding as of September 19, 2019.
●	an aggregate of 84,253 additional shares of common stock upon conversion of the Series C Preferred Stock, based on 37,025 shares of Series C Preferred Stock outstanding as of September 19, 2019.

The Company received gross proceeds of $5.0 million from the offering, before deducting underwriter discounts and commissions and other fees and expenses payable by the Company.

For the purpose of calculating basic net loss per share, the additional shares of common stock that are issuable upon exercise of the Pre-funded Warrants have been included since the shares are issuable for a negligible consideration, as determined by the Company according to ASC 260-10-45-13, and have no vesting or other contingencies associated with them.

During the year ended December 31, 2019, the Company issued a total of 2,000,811 shares of its common stock in connection with the exercise of an aggregate of 2,000,811 Pre-Funded Warrants and 2019 Pre-Funded Warrants. The Company received aggregate cash proceeds equal to approximately $35,705 in connection with such exercises. As of December 31, 2019, the outstanding Pre-Funded Warrants are exercisable into 270,000 shares of common stock.

During the year ended December 31, 2018, the Company issued a total of 417,606 shares of its common stock in connection with the exercise of 20,880,250 Pre-Funded Warrants. The Company received aggregate cash proceeds equal to approximately $208,803 in connection with such exercises. As of December 31, 2018, the outstanding Pre-Funded Warrants were exercisable into 32,034 shares of common stock.

As of December 31, 2019, the Number of Preferred shares the amount each class is convertible into is below:

	Number of Preferred Stock	Number of underlying Common stock
Series B Convertible Preferred Stock	17,303	555,138	*
Series C Convertible Preferred Stock	34,370	122,204
Total		677,342

* Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company’s discretion, but excluding effect of future conversion price adjustment, if any.

As of December 31, 2019, the Company has outstanding warrants to purchase an aggregate of 4,016,817 shares of common stock as follows:

	Number of underlying Common stock	Weighted average exercise price
Series A Warrants	1,102	$8,750.00
Series B Warrants	2,448	$3,500.00
Series D Warrants	806,698	$15.19
Series E Warrants	2,972,221	$1.80
April 2019 Underwriter Warrants	34,955	$6.25
September 2019 Underwriter Warrants	194,444	$2.25
Other warrants	4,949	$11,258.00

Total Warrants	4,016,817	$22.95

As of December 31, 2019, the Company has 155,000,000 authorized shares of capital stock, par value $0.0001 per share, of which 150,000,000 are shares of common stock and 5,000,000 are shares of “blank check” preferred stock.

In the event of our liquidation, dissolution, or winding up, holders of Series B Convertible Preferred Stock and Series C Convertible Preferred Stock are entitled to receive the amount of cash, securities or other property to which such holder would be entitled to receive with respect to such shares of Preferred Stock if such shares had been converted to common stock immediately prior to such event.

b.	Share-Based Compensation

1)	Pursuant to the current Section 102 of the Israeli Tax Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options). As a result of an election made by the Company under Section 102 of the Income Tax Ordinance, the Company will not be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

2)	During the years ended December 31, 2019 and 2018, the Company did not grant any stock options to the CEO, employees and directors.

3)	During the year ended December 31, 2019 and 2018, the Company granted to the then CEO, employees and directors 70,582 and 0 restricted stock, respectively. The fair value of these restricted stock granted in the year ended December 31, 2019 was approximately $668,000. The 70,582 restricted stock granted during the year ended December 31, 2019 are subject to a three-year vesting period, with one-third of such awards vesting each year.

4)	On December 16, 2019, the Company granted to the then CEO, in connection with his separation agreement, an equity award of 165,000 restricted stock units, all of which were fully vested upon grant. The fair value of these restricted stock units was approximately $141,900.

5)	The following table summarizes information about stock options granted to employees:

	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding - beginning of period	164	$184,656	220	$247,835
Granted	-
Forfeited	(4)	4,423	(56)	432,861
Exercised	-	-
Outstanding -end of period	160	$189,162	164	$184,656
Exercisable at the end of the period	160	$189,162	139	$216,819

6)	The following table summarizes information about stock options granted to non-employees:

	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding - beginning of period	20	$1,693,174	24	$1,542,073
Granted	-	-	-	-
Forfeited	(4)	1,617,338	(4)	786,556
Exercised	-	-	-	-
Outstanding - end of period	16	1,711,975	20	$1,693,174
Exercisable at the end of the period	16	1,711,975	18	$1,689,533

7)	The following table summarizes information about restricted stock granted to employees:

	Year ended December 31
	2019	2018
	Number of restricted stock
Outstanding - beginning of period	19	48
Reverse Split Adjustments	(127)	0
Granted	70,582	0
Forfeited	(838)	(8)
Vested	(5)	(21)
Outstanding - end of period	69,631	19

●	The table above does not include the Restricted Stock Unit granted by the Company to the then CEO, in connection with his separation agreement. See Note 8b(4).

8)	The following table provides additional information about all options outstanding and exercisable:

	Outstanding as of December 31, 2019
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable
$0	2	2.40	2
$175 and above	174	5.89	174
	176	5.85	176

The weighted average of the remaining contractual life of total vested and exercisable options as of December 31, 2019 was 5.85 years.

The aggregate intrinsic value of the total exercisable warrants and options as of December 31, 2019 was approximately $2.

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

The annual risk-free rates are based on the yield rates of zero coupon non-index linked U.S. Federal Reserve treasury bonds as both the exercise price and the share price are in dollar terms. The Company’s expected volatility is derived from its historical data.

9)	As of December 31, 2019, the total unrecognized compensation cost on employee and non-employee stock options and restricted stock, related to unvested stock-based compensation, amounted to approximately $126 thousand. This cost is expected to be recognized over a weighted-average period of approximately 0.91 years. This expected cost does not include the impact of any future stock-based compensation awards.

10)	The following table summarizes the allocation of total share-based compensation expense in the consolidated statements of operations:

	Year ended December 31
	2019	2018
	($ in thousands)
Cost of revenues	$14	$4
Research and development	10	-
Sales and marketing	29	6
General and administrative	272	60
	$325	$70